BUSINESS DEVELOPMENT (Details 4) (Porto Seguro [Member], BRL) In Millions	Oct. 16, 2009	Nov. 28, 2008
Porto Seguro [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		11
Held-to-maturity securities, at amortized cost		1,663
Available-for-sale securities, at fair value		271
Net loans and leases		270
Premises and equipment, net		226
Intangible assets		874
Other assets		850
Total assets purchased		4,165
Deposits		54
Short and long-term borrowings		39
Insurance claims reserves, reserves for private retirement plans and reserves for capitalization		1,754
Other liabilities		830
Interest in PSIUPAR’s net assets - 43.9%	950	1,488
Total liabilities assumed		2,677
Fair value of interest held in PSIUPAR	1,886	1,886
Goodwill		398